Sterling Capital Intermediate U.S. Government Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 1 .7%
$ 265,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2019-3A, Class A , 2.360% ,
3/20/26 (a) .....................
$ 276,286
153,739
United States Small Business
Administration , Series 2015-20G, Class
1 , 2.880% , 7/1/35 ................
165,635
Total Asset Backed Securities
(Cost $ 425,116 ) ................. 441,921
COLLATERALIZED MORTGAGE OBLIGATIONS — 11 .2%
23,016
Fannie Mae , Series 2010-129, Class NA ,
3.500% , 3/25/25 .................
23,053
72,788
Fannie Mae , Series 2003-44, Class Q ,
3.500% , 6/25/33 .................
78,485
337,858
Fannie Mae , Series 2005-31, Class PB ,
5.500% , 4/25/35 .................
386,054
257,283
Fannie Mae , Series 2016-49, Class DA ,
3.500% , 10/25/42 ................
269,992
390,156
Fannie Mae , Series 2016-49, Class PA ,
3.000% , 9/25/45 .................
410,671
334,664
Freddie Mac , Series 4863, Class AJ ,
3.500% , 7/15/38 .................
367,826
75,308
Freddie Mac , Series 4281, Class GA ,
3.000% , 2/15/39 .................
75,847
133,525
Freddie Mac , Series 4122, Class BC ,
3.000% , 5/15/40 .................
142,994
248,458
Freddie Mac , Series 4767, Class NA ,
4.000% , 1/15/43 .................
249,818
366,606
Freddie Mac , Series 4173, Class NB ,
3.000% , 3/15/43 .................
394,891
62,022
Freddie Mac , Series 4648, Class E ,
3.500% , 8/15/43 .................
63,279
273,328
Freddie Mac , Series 4656, Class PA ,
3.500% , 10/15/45 ................
289,668
49,299
Ginnie Mae , Series 2011-71, Class QE ,
3.500% , 9/16/40 .................
50,600
Total Collateralized Mortgage Obligations
(Cost $ 2,742,204 ) ................ 2,803,178
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 16 .8%
144,298
Citigroup Commercial Mortgage Trust ,
Series 2015-GC29, Class A3 , 2.935% ,
4/10/48 .......................
153,898
60,000
COMM 2013-CCRE11 Mortgage Trust ,
Series 2013-CR11, Class A4 , 4.258% ,
8/10/50 .......................
65,499
102,677
COMM Mortgage Trust , Series 2012-CR3,
Class A3 , 2.822% , 10/15/45 .........
105,269
250,000
COMM Mortgage Trust , Series 2014-
UBS2, Class A5 , 3.961% , 3/10/47 ....
273,177
860,169
Fannie Mae-Aces , Series 2015-M17, Class
A2 , 2.903% , 11/25/25 (b) ...........
942,083
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 450,000
Fannie Mae-Aces , Series 2017-M7, Class
A2 , 2.961% , 2/25/27 (b) ............
$ 502,796
300,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K033, Class
A2 , 3.060% , 7/25/23 (b) ............
318,630
140,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K049, Class
A2 , 3.010% , 7/25/25 ..............
154,435
210,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K060, Class
A2 , 3.300% , 10/25/26 .............
239,058
210,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K061, Class
A2 , 3.347% , 11/25/26 (b) ...........
239,715
160,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K069, Class
A2 , 3.187% , 9/25/27 (b) ............
183,258
275,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K079, Class
A2 , 3.926% , 6/25/28 ..............
329,786
250,000
JPMBB Commercial Mortgage Securities
Trust , Series 2014-C23, Class A5 ,
3.934% , 9/15/47 .................
276,254
250,000
Morgan Stanley Bank of America Merrill
Lynch Trust 2014 C19 , Series 2014-C19,
Class A4 , 3.526% , 12/15/47 .........
273,881
105,816
WFRBS Commercial Mortgage Trust ,
Series 2011-C5, Class A4 , 3.667% ,
11/15/44 .......................
107,088
35,000
WFRBS Commercial Mortgage Trust ,
Series 2012-C8, Class A3 , 3.001% ,
8/15/45 .......................
36,010
Total Commercial Mortgage-Backed
Securities
(Cost $ 4,047,059 ) ................ 4,200,837
CORPORATE BONDS — 2 .0%
Banks — 0 .3%
70,000
Bank of America Corp. , GMTN , 3.500% ,
4/19/26 ....................... 79,333
Diversified Financial Services — 0 .4%
75,000
Charles Schwab Corp. (The) , 3.850% ,
5/21/25 ....................... 85,325
Electric Utilities — 0 .3%
75,000
Public Service Electric & Gas Co. , MTN ,
2.250% , 9/15/26 ................. 81,007

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— 1 .0%
$ 250,000
Federal Realty Investment Trust , 1.250% ,
2/15/26 ....................... $ 254,589
Total Corporate Bonds
(Cost $ 492,220 ) ................. 500,254
MORTGAGE-BACKED SECURITIES — 40 .7%
Fannie Mae
—
31 .0%
333,688
4.000% , 12/1/33 , Pool #MA1689 ....... 366,678
448,016
4.500% , 3/1/34 , Pool #CA3294 ........ 499,346
447,934
2.500% , 11/1/35 , Pool #CA7939 ....... 467,531
432,114
1.500% , 12/1/35 , Pool #MA4205 ....... 444,778
101,342
4.000% , 12/1/36 , Pool #MA2856 ....... 109,841
89,298
4.000% , 2/1/37 , Pool #MA2914 ........ 96,342
498,322
1.500% , 12/1/40 , Pool #MA4202 ....... 506,867
99,296
4.000% , 5/1/47 , Pool #BE9598 ........ 106,950
233,149
3.500% , 12/1/47 , Pool #CA0833 ....... 247,527
168,280
5.000% , 8/1/48 , Pool #CA2219 ........ 186,324
151,372
3.500% , 9/1/49 , Pool #BJ9608 ......... 159,906
192,137
3.500% , 10/1/49 , Pool #CA4431 ....... 202,965
217,400
3.000% , 12/1/49 , Pool #BO6225 ....... 228,029
201,003
3.000% , 3/1/50 , Pool #FM2714 ........ 212,254
481,287
3.000% , 7/1/50 , Pool #CA6421 ........ 506,343
482,015
3.000% , 7/1/50 , Pool #CA6422 ........ 506,095
244,228
2.000% , 8/1/50 , Pool #CA6799 ........ 254,648
372,165
2.000% , 9/1/50 , Pool #CA7019 ........ 386,637
473,102
2.500% , 9/1/50 , Pool #BQ2883 ........ 499,154
196,980
2.500% , 9/1/50 , Pool #BQ0538 ........ 207,828
495,433
2.000% , 10/1/50 , Pool #CA7224 ....... 515,108
495,705
2.500% , 10/1/50 , Pool #FM4530 ....... 525,306
496,660
2.500% , 10/1/50 , Pool #FM4638 ....... 524,009
7,760,466
Freddie Mac
—
9 .6%
419,324
3.000% , 7/1/35 , Pool #SB0361 ........ 448,877
204,094
4.000% , 12/1/35 , Pool #ZA2401 ....... 222,350
200,728
3.500% , 6/1/36 , Pool #ZA2414 ........ 216,953
161,455
4.000% , 3/1/39 , Pool #ZA6403 ........ 172,118
273,936
2.000% , 12/1/40 , Pool #RB5090 ....... 284,674
243,815
3.500% , 1/1/47 , Pool #U69037 ........ 260,095
423,208
2.000% , 11/1/50 , Pool #QB4916 ....... 439,664
329,427
2.500% , 11/1/50 , Pool #QB5838 ....... 350,251
2,394,982
Ginnie Mae II
—
0 .1%
29,467
5.000% , 11/20/38 , Pool #4283 ......... 31,285
Total Mortgage-Backed Securities
(Cost $ 10,063,742 ) ............... 10,186,733
Principal
Amount Fair Value
MUNICIPAL BONDS — 0 .8%
Wisconsin — 0 .8%
$ 165,000
State of Wisconsin , TXB, Revenue Bonds,
Pension Funding, Series A, (AGM) ,
5.700% , 5/1/26 .................. $ 193,984
Total Municipal Bonds
(Cost $ 175,759 ) ................. 193,984
U.S. GOVERNMENT AGENCIES — 10 .9%
Fannie Mae
—
10 .9%
500,000
1.875% , 9/24/26 ................... 540,625
1,000,000
6.250% , 5/15/29 ................... 1,426,315
500,000
7.125% , 1/15/30 ................... 763,496
2,730,436
Total U.S. Government Agencies
(Cost $ 2,342,226 ) ................ 2,730,436
U.S. TREASURY NOTES — 14 .2%
289,080
0.500% , 4/15/24 (c) ............... 309,858
3,250,000
0.250% , 9/30/25 ................. 3,237,686
Total U.S. Treasury Notes
(Cost $ 3,525,135 ) ................ 3,547,544
Shares
MONEY MARKET FUND — 1 .5%
371,558
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (d) .......
371,558
Total Money Market Fund
(Cost $ 371,558 ) ................. 371,558
Total Investments — 99 .8%
(Cost $ 24,185,019 ) ............................ 24,976,445
Net Other Assets (Liabilities) — 0 .2% ............... 61,790
NET ASSETS — 100.0% .......................
$ 25,038,235
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(c) Inflation protection security. Principal amount periodically adjusted for inflation.
(d) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
GMTN Global Medium Term Note
MTN Medium Term Note

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Intermediate U.S. Government Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund — (continued)
December 31, 2020 (Unaudited)
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Intermediate U.S. Government Fund ....... $ 371,558 (a) $ 24,604,887 (b) $ — $ 24,976,445
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.